UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02351

Western Asset Income Fund

(Exact Name of Registrant as Specified In Its Charter)

Address of Principal Executive Offices:	385 East Colorado Boulevard
Pasadena, CA 91101

Name and address of agent for service:	Gregory B. McShea
385 East Colorado Boulevard
Pasadena, CA 91101

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

Item 1 – Schedule of Investments

Portfolio of Investments

March 31, 2006 (Unaudited)

(Amounts in Thousands)

Western Asset Income Fund

	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Long-Term Securities — 98.0%

Corporate Bonds and Notes — 70.9%
Aerospace/Defense — 0.2%
L-3 Communications Corp.	7.625%	6/15/12	275	284

Auto Parts and Equipment — 0.5%
American Axle & Manufacturing Inc.	5.250%	2/11/14	300	247	A
Johnson Controls, Inc.	5.250%	1/15/11	560	551

				798

Automotive — 3.5%
Ford Motor Company	7.450%	7/16/31	3,550	2,636	A
General Motors Corporation	8.250%	7/15/23	3,450	2,484	A

				5,120

Banking and Finance — 7.3%
Ford Motor Credit Company	7.375%	10/28/09	4,425	4,160
General Motors Acceptance Corporation	6.150%	4/5/07	570	560
General Motors Acceptance Corporation	6.125%	8/28/07	1,090	1,057
General Motors Acceptance Corporation	6.311%	11/30/07	110	103
General Motors Acceptance Corporation	5.625%	5/15/09	1,610	1,498	A
HSBC Finance Corporation	4.750%	4/15/10	1,790	1,743
Residential Capital Corporation	6.000%	2/22/11	1,480	1,468

				10,589

Banks — 3.1%
Bank of America Corporation	7.800%	9/15/16	250	290
BankAmerica Capital III	5.170%	1/15/27	215	208	B
BB&T Capital Trust I	5.850%	8/18/35	640	604
Chase Capital II	5.180%	2/1/27	725	689	B
Deutsche Bank Capital Funding Trust VII	5.628%	1/19/49	670	646
HSBC Finance Capital Trust IX	5.911%	11/30/35	1,350	1,325
RBS Capital Trust III	5.512%	9/29/49	570	550	C
Wachovia Capital Trust III	5.800%	3/15/42	200	196

				4,508

Building Materials — 0.5%
American Standard, Inc.	8.250%	6/1/09	500	534
Nortek, Inc.	8.500%	9/1/14	225	229

				763

Cable — 1.4%
Comcast Corporation	7.050%	3/15/33	160	165	A
Cox Communications, Inc.	4.625%	1/15/10	510	489
CSC Holdings Inc.	7.250%	7/15/08	700	707
TCI Communications, Inc.	8.750%	8/1/15	160	187
Tele-Communications, Inc.	9.800%	2/1/12	375	442

				1,990

Casino Resorts — 0.7%
Caesars Entertainment Inc.	8.125%	5/15/11	250	272	A
Harrah’s Operating Company, Inc.	5.500%	7/1/10	340	337
Harrah’s Operating Company, Inc.	5.750%	10/1/17	480	454

				1,063

Chemicals — 0.6%
The Dow Chemical Company	7.375%	11/1/29	800	923

Computer Services and Systems — 0.7%
Electronic Data Systems Corporation	7.125%	10/15/09	600	630
Electronic Data Systems Corporation	7.450%	10/15/29	420	446	A

				1,076

Containers and Packaging — 0.1%
Graphic Packaging International Corp.	9.500%	8/15/13	200	187	A

Diversified Financial Services — 2.7%
AIG SunAmerica Global Financing VI	6.300%	5/10/11	1,880	1,951	D
Beaver Valley Funding Corp.	9.000%	6/1/17	300	339
Capital One Bank	5.750%	9/15/10	310	313
Capital One Bank	6.500%	6/13/13	330	343
Capital One Financial Corporation	7.125%	8/1/08	90	93
iStar Financial Inc.	5.375%	4/15/10	230	226
iStar Financial Inc.	6.000%	12/15/10	230	232
Marsh & McLennan Companies, Inc.	5.150%	9/15/10	90	88
Marsh & McLennan Companies, Inc.	5.875%	8/1/33	330	299
Mizuho Preferred Capital Corp. LLC	8.790%	12/29/49	110	117	D

				4,001

Drug and Grocery Store Chains — 0.4%
Safeway Inc.	7.500%	9/15/09	500	529

Electric — 2.1%
AEP Texas Central Company	5.500%	2/15/13	420	412
American Electric Power Company, Inc.	5.250%	6/1/15	490	471
Dominion Resources, Inc.	5.125%	12/15/09	210	207
Dominion Resources, Inc.	5.150%	7/15/15	350	329
FirstEnergy Corp.	6.450%	11/15/11	60	62
FirstEnergy Corp.	7.375%	11/15/31	710	789
System Energy Resources, Inc.	4.875%	10/1/07	380	375
Tampa Electric Company	6.375%	8/15/12	145	151
The AES Corporation	9.500%	6/1/09	39	42	A
The Cleveland Electric Illuminating Company	5.650%	12/15/13	300	297

				3,135

Energy — 6.1%
CenterPoint Energy, Inc.	6.850%	6/1/15	1,150	1,209	A
DTE Energy Company	6.375%	4/15/33	330	325	A
Exelon Corporation	6.750%	5/1/11	1,500	1,566
MidAmerican Energy Holdings Company	5.875%	10/1/12	500	505
Pacific Gas and Electric Company	6.050%	3/1/34	1,890	1,849
Peabody Energy Corporation	6.875%	3/15/13	285	289
Sempra Energy	5.240%	5/21/08	635	636	B
TXU Corp.	6.375%	6/15/06	750	752
TXU Corp.	6.550%	11/15/34	520	469
TXU Energy Co.	6.125%	3/15/08	500	504
TXU Energy Co.	7.000%	3/15/13	370	385
Xcel Energy, Inc.	7.000%	12/1/10	350	369

				8,858

Environmental Services — 0.3%
Waste Management, Inc.	7.375%	5/15/29	415	466

Food, Beverage and Tobacco — 1.9%
Altria Group, Inc.	7.000%	11/4/13	305	328
Altria Group, Inc.	7.750%	1/15/27	340	389
Domino’s, Inc.	8.250%	7/1/11	200	205
R.J. Reynolds Tobacco Holdings, Inc.	7.250%	6/1/12	1,360	1,404	A
Tyson Foods, Inc.	7.000%	1/15/28	500	452	A

				2,778

Gas and Pipeline Utilities — 2.5%
Dynegy Holdings Inc.	6.875%	4/1/11	1,300	1,255
Dynegy Holdings Inc.	8.750%	2/15/12	735	768	A
The Williams Companies, Inc.	7.500%	1/15/31	102	106
The Williams Companies, Inc.	8.750%	3/15/32	1,250	1,462

				3,591

Health Care — 1.0%
Tenet Healthcare Corporation	6.375%	12/1/11	1,465	1,322	A
Tenet Healthcare Corporation	6.875%	11/15/31	250	200

				1,522

Homebuilding — 0.4%
D.R. Horton, Inc.	5.250%	2/15/15	410	373
Pulte Homes, Inc.	6.250%	2/15/13	145	145

				518

Insurance — 0.8%
American International Group, Inc.	5.050%	10/1/15	180	172	D
Liberty Mutual Group	5.750%	3/15/14	270	262	D
St. Paul Travelers Companies, Inc.	5.500%	12/1/15	430	421
Willis Group North America	5.125%	7/15/10	280	274

				1,129

Investment Banking/Brokerage — 4.1%
JPM Capital Trust II	7.950%	2/1/27	150	158	A
JPMorgan Chase & Co.	5.125%	9/15/14	1,140	1,096
JPMorgan Chase & Co.	5.150%	10/1/15	670	641
Lehman Brothers Holdings Inc.	5.000%	1/14/11	1,340	1,313
Lehman Brothers Holdings Inc.	5.500%	4/4/16	420	412
Morgan Stanley	5.050%	1/21/11	1,780	1,745
Morgan Stanley	4.750%	4/1/14	60	56
The Goldman Sachs Group, Inc.	6.345%	2/15/34	555	550

				5,971

Lodging/Hotels — 0.3%
Hilton Hotels Corporation	7.625%	12/1/12	450	478

Machinery — 0.3%
Case New Holland Incorporated	9.250%	8/1/11	475	507

Media — 3.9%
AMFM Inc.	8.000%	11/1/08	210	220
Clear Channel Communications, Inc.	5.500%	9/15/14	865	799
Liberty Media Corporation	7.875%	7/15/09	750	789
Liberty Media Corporation	8.500%	7/15/29	130	128
Liberty Media Corporation	8.250%	2/1/30	65	63	A
News America, Inc.	6.550%	3/15/33	545	531
News America, Inc.	6.200%	12/15/34	35	33
Readers Digest Association, Inc.	6.500%	3/1/11	300	299
Sinclair Broadcast Group, Inc.	8.750%	12/15/11	210	221
Time Warner Entertainment Company, L.P.	8.375%	7/15/33	680	783
Time Warner Inc.	9.125%	1/15/13	240	278
Time Warner Inc.	7.700%	5/1/32	885	973
Viacom Inc.	5.625%	8/15/12	520	511

				5,628

Medical Care Facilities — 1.7%
Coventry Health Care, Inc.	5.875%	1/15/12	400	396	A
HCA Inc.	5.250%	11/6/08	105	103
HCA, Inc.	7.875%	2/1/11	250	263
HCA, Inc.	6.300%	10/1/12	180	176

HCA, Inc.	6.250%	2/15/13	930	902
HCA, Inc.	5.750%	3/15/14	65	61
Health Care REIT, Inc.	8.000%	9/12/12	370	403
Health Care REIT, Inc.	5.875%	5/15/15	130	126

				2,430

Oil and Gas — 6.7%
Amerada Hess Corporation	7.300%	8/15/31	1,440	1,603
Conoco Inc.	6.950%	4/15/29	90	102
ConocoPhillips	4.750%	10/15/12	200	193	A
Devon Energy Corporation	7.950%	4/15/32	350	429
El Paso Corporation	7.625%	8/16/07	300	305	A
El Paso Corporation	7.800%	8/1/31	2,000	2,010
Kerr-McGee Corporation	7.875%	9/15/31	1,315	1,502
Occidental Petroleum Corporation	6.750%	1/15/12	500	535	A
Ocean Energy Inc.	4.375%	10/1/07	430	424
Panhandle Eastern Pipe Line Company	4.800%	8/15/08	445	437
Pemex Project Funding Master Trust	6.625%	6/15/35	1,150	1,111	D
Valero Energy Corporation	6.875%	4/15/12	215	228
Vintage Petroleum, Inc.	7.875%	5/15/11	250	260
XTO Energy, Inc.	6.250%	4/15/13	560	579

				9,718

Paper and Forest Products — 1.7%
Georgia-Pacific Corp.	9.500%	12/1/11	325	356
Georgia-Pacific Corp.	7.375%	12/1/25	250	240	A
International Paper Company	5.500%	1/15/14	330	316
Weyerhaeuser Company	6.750%	3/15/12	995	1,036
Weyerhaeuser Company	7.375%	3/15/32	540	577

				2,525

Photo Equipment and Supplies — 0.5%
Eastman Kodak Company	3.625%	5/15/08	375	350
Eastman Kodak Company	7.250%	11/15/13	345	335

				685

Real Estate — 0.2%
Forest City Enterprises, Inc.	7.625%	6/1/15	225	238
Socgen Real Estate Co. LLC	1.000%	12/29/49	80	82	C, D

				320

Special Purpose — 10.8%
Ahold Finance USA, Inc.	8.250%	7/15/10	355	376
DaimlerChrysler NA Holding Corporation	5.360%	9/10/07	1,570	1,574	B
DaimlerChrysler NA Holding Corporation	7.300%	1/15/12	415	439
DaimlerChrysler NA Holding Corporation	6.500%	11/15/13	160	163
Duke Capital Corporation	6.250%	2/15/13	1,200	1,230
ILFC E-Capital Trust I	5.900%	12/21/65	330	320	D
PNPP II Funding Corporation	9.120%	5/30/16	2,424	2,767	A
Qwest Capital Funding, Inc.	7.250%	2/15/11	1,150	1,166	A
Rabobank Capital Funding Trust II	5.260%	12/31/49	115	110	D
Rabobank Capital Funding Trust III	5.254%	12/29/49	1,145	1,082	D
Sithe Independence Funding Corporation	9.000%	12/30/13	1,500	1,620
Sprint Capital Corporation	8.750%	3/15/32	1,420	1,775
TCI Communications Financing III	9.650%	3/31/27	3,000	3,225

				15,847

Telecommunications — 1.9%
BellSouth Corporation	4.750%	11/15/12	320	303
Emmis Operating Company	6.875%	5/15/12	250	241
Qwest Communications International Inc.	7.500%	2/15/14	850	876
Qwest Corporation	6.875%	9/15/33	1,000	960
Verizon New York Inc.	6.875%	4/1/12	340	349	A

				2,729

Telecommunications (Cellular/Wireless) — 1.2%
Motorola, Inc.	7.625%	11/15/10	56	61
New Cingular Wireless Services Inc.	7.500%	5/1/07	500	511
New Cingular Wireless Services Inc.	8.125%	5/1/12	155	174
New Cingular Wireless Services Inc.	8.750%	3/1/31	475	602
Nextel Communications, Inc.	5.950%	3/15/14	88	87
Nextel Communications, Inc.	7.375%	8/1/15	285	299

				1,734

Transportation — 0.8%
Continental Airlines, Inc.	7.256%	3/15/20	226	231
Continental Airlines, Inc.	6.545%	8/2/20	177	179
Delta Air Lines, Inc.	7.570%	5/18/12	40	40
Delta Air Lines, Inc.	6.417%	7/2/12	400	402
Delta Air Lines, Inc.	6.718%	7/2/24	263	266

				1,118

Total Corporate Bonds and Notes (Identified Cost — $102,321)				103,518

Mortgage-Backed Securities — N.M.
Glendale Federal Savings Bank 1978-A	9.125%	1/25/08	4	4

Total Mortgage-Backed Securities (Identified Cost — $4)				4

U.S. Government and Agency Obligations — 2.9%
Fixed Rate Securities — 0.9%
United States Treasury Notes	4.500%	2/15/09	355	352	A
United States Treasury Notes	4.375%	12/15/10	960	941	A

				1,293

Treasury Inflation-Protected SecuritiesE — 2.0%
United States Treasury Inflation-Protected Security	1.875%	7/15/15	3,058	2,941	A

Total U.S. Government and Agency Obligations
(Identified Cost — $4,350)				4,234

U.S. Government Agency Mortgage-Backed Securities — N.M.
Fannie Mae	11.500%	11/1/17	9	9
Freddie Mac	10.250%	5/1/09	15	17

				26

Total U.S. Government Agency Mortgage-Backed Securities
(Identified Cost — $23)				26

Yankee BondsF — 24.2%
Aerospace/Defense — 0.3%
Systems 2001 Asset Trust	6.664%	9/15/13	446	465	D

Banking and Finance — 2.4%
AIFUL CORPORATION	5.000%	8/10/10	995	963	D
Corporacion Andina de Fomento	4.980%	1/26/07	470	470	B
HBOS Capital Funding LP	6.071%	6/30/49	560	560	C, D
HBOS Treasury Services plc	4.000%	9/15/09	420	403	D
Mizuho Financial Group, Inc.	5.790%	4/15/14	1,100	1,103	D

				3,499

Banks — 0.9%
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	1,100	1,083	A, D
Sumitomo Mitsui Banking Corporation	5.625%	7/29/49	270	262	D

				1,345

Cable — 0.2%
British Sky Broadcasting Group plc	6.875%	2/23/09	330	342

Diversified Financial Services — 0.5%
Encana Holdings Finance Corp	5.800%	5/1/14	770	776

Electric — 0.5%
Empresa Nacional de Electricidad S.A.	8.500%	4/1/09	670	718	A

Foreign Governments — 7.8%
Federative Republic of Brazil	14.500%	10/15/09	180	231	A
Federative Republic of Brazil	12.000%	4/15/10	210	256
Federative Republic of Brazil	5.250%	4/15/12	138	138	B
Federative Republic of Brazil	5.250%	4/15/12	214	214	B
Federative Republic of Brazil	12.250%	3/6/30	760	1,157	A
Federative Republic of Brazil	11.000%	8/17/40	340	436	A
Quebec Province	7.220%	7/22/36	650	871
Republic of Chile	5.060%	1/28/08	150	151	B
Republic of Colombia	11.750%	2/25/20	290	413
Republic of Panama	7.125%	1/29/26	400	408	A
Republic of Panama	6.700%	1/26/36	170	170	A
Republic of Peru	5.000%	3/7/17	273	260	C
Republic of Peru	8.750%	11/21/33	230	256
Republic of South Africa	7.375%	4/25/12	250	271	A
Republic of South Africa	6.500%	6/2/14	260	274	A
Russian Federation	5.000%	3/31/30	1,950	2,139	C
United Mexican States	5.625%	1/15/17	282	273
United Mexican States	11.500%	5/15/26	960	1,490	A
United Mexican States	8.300%	8/15/31	340	411
United Mexican States	7.500%	4/8/33	1,423	1,587

				11,406

Insurance — 0.8%
Axa	8.600%	12/15/30	550	703
Oil Insurance Ltd	5.150%	8/15/33	220	216	C, D
XL Capital Ltd.	5.250%	9/15/14	250	237

				1,156

Manufacturing (Diversified) — 1.0%
Tyco International Group SA	6.375%	10/15/11	1,450	1,489

Metals And Minerals — 0.7%
Vale Overseas Limited	6.250%	1/11/16	1,102	1,084

Oil and Gas — 1.4%
Gazprom	9.625%	3/1/13	50	59	D
Gazprom	9.625%	3/1/13	20	24	A
Petrobras International Finance Company (PIFCO)	9.750%	7/6/11	345	404
Petroliam Nasional Berhad	7.625%	10/15/26	1,260	1,475	D

				1,962

Special Purpose — 4.4%
ASIF Global Financing XIX	4.900%	1/17/13	410	396	D
Conoco Funding Company	6.350%	10/15/11	470	490
Deutsche Telekom International Finance BV	5.750%	3/23/16	160	156
Deutsche Telekom International Finance BV	8.250%	6/15/30	500	598
Molson Coors Capital Finance ULC	4.850%	9/22/10	480	467
Petrozuata Finance, Inc.	8.220%	4/1/17	3,205	3,157	D
Resona Preferred Global Securities	7.191%	12/29/49	765	798	D
UFJ Finance Aruba AEC	6.750%	7/15/13	355	376

				6,438

Telecommunications — 2.4%
British Telecommunications plc	8.875%	12/15/30	330	422
France Telecom SA	8.500%	3/1/31	560	699
Koninklijke (Royal) KPN NV	8.375%	10/1/30	240	264

Tele Norte Leste Participacoes S.A.	8.000%	12/18/13	410		437
Telecom Italia Capital S.p.A.	5.250%	11/15/13	750		711
Telecom Italia Capital S.p.A.	4.950%	9/30/14	695		639
Telus Corporation	7.500%	6/1/07	250		256

					3,428

Telecommunications (Cellular/Wireless) — 0.2%
Rogers Wireless Communications Inc.	6.375%	3/1/14	300		299

Transportation — 0.3%
Qantas Airways Limited	6.050%	4/15/16	370		367	D

Utilities — 0.4%
United Utilities plc	5.375%	2/1/19	580		538

Total Yankee Bonds (Identified Cost — $33,261)					35,312

Total Long-Term Securities (Identified Cost — $139,958)					143,094

Investment of Collateral from Securities Lending — 17.1%
State Street Navigator Securities Lending Prime Portfolio			24,934	shs	24,934

Total Investment of Collateral from Securities Lending
(Identified Cost — $24,934)					24,934

Short-Term Securities — 0.7%
Repurchase Agreements — 0.7%
Goldman, Sachs & Company
4.77%, dated 3/31/06, to be repurchased at $1,029 on
4/3/06 (Collateral: $1,050 Fannie Mae notes, 5.0% due 9/14/07, value $1,051)			$1,029		1,029

Total Short-Term Securities (Identified Cost — $1,029)					1,029

Total Investments (Identified Cost — $165,922) — 115.8%					$169,057
Obligation to Return Collateral For Securities Loaned — (17.1)%					(24,934)
Other Assets Less Liabilities — 1.3%					1,884

Net Assets — 100.0%					$146,007

A	All or a portion of these securities is on loan.
B	Indexed Security—The rate of interest earned on this security is tied to the London Interbank Offered Rate ("LIBOR"). The coupon rate is the rate as of March 31, 2006.
C	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
D	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 11.3% of net assets.
E	Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
F	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.

N.M. Not Meaningful

Security Valuation

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Trustees. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Securities Lending

The Fund lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. At March 31, 2006, the market value of the securities on loan to broker-dealers was $24,422 for which the Fund received collateral of $24,934 in cash. Such collateral is in the possession of the Fund’s custodian. The cash was invested in the State Street Navigator Securities Lending Prime Portfolio and is included in the Fund’s portfolio of investments. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	Western Asset Income Fund (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected,

or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Income Fund

By:	/s/ James W. Hirschmann
James W. Hirschmann
President
Western Asset Income Fund
Date: May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Hirschmann
James W. Hirschmann
President
Western Asset Income Fund
Date: May 25, 2006

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Treasurer and Principal Financial and Accounting Officer
Western Asset Income Fund
Date: May 23, 2006